Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities

8. Accounts Payable and Accrued Liabilities

	December 31, 2022	December 31, 2021	January 1, 2021
Accounts payable	$8,376,620	$699,035	$1,285,354
Accrued liabilities	886,324	113,616	181,878
Payroll, withholding and sales tax liabilities	420,072	39,830	29,278
Cash calls received from JV partner	917,064	-	-
	$10,600,080	$852,481	$1,496,510

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)